Commitments and Contingent Liabilities - Commitments for Purchases of Property, Plant and Equipment and Other Commitments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of contingent liabilities [abstract]
Commitments for purchases of property, plant and equipment and other commitments	¥ 120,744	¥ 108,440